Provision for de-characterization of dam structures and asset retirement obligations (Details Narrative) R$ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Additional provision for investments	$ 37
Financial guarantees and insurance		$ 370	R$ 1,800
Project term		15 years	15 years
Other liabilities		$ 108		$ 96		R$ 527	R$ 500
Additional provisions				57			R$ 292
Losses in relation to the operational stoppage		$ 218		$ 269	$ 376
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Present value at a rate		6.14%	6.14%
Top of range [member]
IfrsStatementLineItems [Line Items]
Present value at a rate		5.41%	5.41%